COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments
As of December 31, 2021, the Company had capital commitments contracted for but not incurred mainly for the construction and acquisition of property and equipment for Studio City, City of Dreams and Cyprus Operations totaling $452,698.

(b)	Other Commitments
Gaming Subconcession — Macau
On September 8, 2006, the Macau government granted a gaming subconcession to Melco Resorts Macau to operate its gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Resorts Macau committed to pay the Macau government the following:

i)	A fixed annual premium of MOP30,000,000 (equivalent to $3,735).

ii)	A variable premium depending on the number and type of gaming tables and gaming machines that Melco Resorts Macau operates. The variable premium is calculated as follows:

•	MOP300,000 (equivalent to $37) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kinds of games or to certain players;

•	MOP150,000 (equivalent to $19) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kinds of games or to certain players; and

•	MOP1,000 (equivalent to $0.1) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	A special gaming tax of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

iv)
A sum of 4% of the gross revenues of the gaming business operations to utilities designated by the Macau government (a portion of which must be used for promotion of tourism in Macau) on a monthly basis.

v)
Melco Resorts Macau must maintain a guarantee issued by a Macau bank in favor of the Macau government for
a maximum amount of MOP300,000,000 (equivalent to $37,349) until the 180 th
day after the termination date of the gaming subconcession.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed in Note 23(b)(v) above, a sum of 1.75% per annum of the guarantee amount will be payable by Melco Resorts Macau quarterly to the bank.
Regular License — Philippines
Other commitments required by PAGCOR under the Regular License are as follows:

•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000,000 (equivalent to $1,970) to ensure prompt and punctual remittances/payments of all license fees.

•
License fees must be remitted on a monthly basis, in lieu of all taxes with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25%
non-high
roller tables; (c) 25% slot machines and electronic gaming machines; and (d) 15% junket operations. The license fees are inclusive of the 5% franchise tax under the terms of the PAGCOR charter.

•
The Licensees are required to remit 2% of casino revenues generated from non-junket
operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR.

•
PAGCOR may collect a 5% fee on
non-gaming
revenue received from food and beverage, retail and entertainment outlets. All revenues from hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires.

•
Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provisions of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c)
 the holder
 has become bankrupt or insolvent; and (d) if the
debt-to-equity
ratio is more than 70:30. As of December 31, 2021 and 2020, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity
ratio under the definition as agreed with PAGCOR.

Cooperation Agreement — Philippines
Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any losses suffered or incurred by that Licensee arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching
party for any losses suffered or incurred as a result of a breach of any warranties.
Gaming License — Cyprus
On June 26, 2017, the Cyprus government granted a gaming license (the “Cyprus License”) to a subsidiary of ICR Cyprus (the “Cyprus Subsidiary”) to develop, operate and maintain an integrated casino resort in Limassol, Cyprus and up to four satellite casino premises in Cyprus for a term of 30 years, the first 15 years of which are exclusive. Pursuant to the Cyprus License agreement, the Cyprus Subsidiary has committed to pay the Cyprus government the following:

i)
Annual license fee for the temporary casino and integrated casino resort of Euros (“EUR”)
2,500,000 (equivalent to $2,831) per year for the first four years, and EUR5,000,000 (equivalent to $5,662) per year for the next four years. Upon the completion of the eight years and thereafter every four years during the term of the Cyprus License, the Cyprus government may review the annual license fee, with minimum of EUR5,000,000 (equivalent to $5,662) per year and any increase in the annual license fee may not exceed 20% of the annual license fee paid annually during the previous four-year period.

ii)	Aggregate annual license fee for three operating satellite casinos of EUR2,000,000 (equivalent to $2,265).

iii)	A casino tax of an amount equal to 15% of the gross gaming revenue on a monthly basis and the rate shall not be increased during the period of exclusivity for the Cyprus License.

iv)	If the Cyprus Subsidiary fails to open the integrated casino resort by the opening date, as defined in the Cyprus License as April 30, 2021 which was further extended to September 30, 2022 based on the approval of the Steering Committee and the Council of Ministers in Cyprus made in February 2021 (the “Opening Date”), the Cyprus Subsidiary shall pay to the Cyprus government the amount of EUR10,000 (equivalent to $11) for each day the integrated casino resort remains unopened past the Opening Date, up to a maximum of
EUR1,000,000 (equivalent to $1,132). If the integrated casino resort does not open for 100 business days past the Opening Date, the Cyprus government may terminate the Cyprus License.
Studio City Land Concession — Macau
In accordance with the Studio City land concession and the extension granted by the Macau government as announced by Studio City International in May 2021, the land on which Studio City is located must be fully developed by December 27, 2022.

(c)	Guarantees
Except as disclosed in Notes 13 and 23(b), the Company has made the following significant guarantees as of December 31, 2021:

•
Melco Resorts Macau has issued a promissory note (“Livrança”) of MOP550,000,000 (equivalent to $68,472) to a bank in respect of the bank guarantee issued to the Macau government under its gaming subconcession.

•	Melco has entered into two deeds of guarantee with third parties amounting to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•
In October 2013, one of the Melco’s subsidiaries entered into a trade credit facility agreement for HK$200,000,000 (equivalent to $25,646) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on August 31, 2021 was further extended to August 31, 2023, and is guaranteed by Studio City Company. As of December 31, 2021, approximately $641 of the Trade Credit Facility had been utilized.

•	Melco Resorts Leisure has issued a corporate guarantee of PHP100,000,000 (equivalent to $1,970) to a bank in respect of a surety bond issued to PAGCOR as disclosed in Note 23(b) under Regular License.

(d)	Litigation
On December 7, 2021, the Independent Liquor and Gaming Authority in Australia (“ILGA”) commenced proceedings in the Supreme Court of New South Wales against Melco and six individual directors and/or officers of Melco, principally seeking a payment of AUD3,676,000 (equivalent to $2,664) together with (i) the corresponding interest on such amount from August 3, 2020 to the date of judgment, and (ii) ILGA’s legal costs in the proceedings by ILGA allegedly associated with its seeking in its assessment of whether a major change was proposed or occurred as a result of Melco’s acquisition of shares in Crown in 2019. Based on the progress of such proceedings to date, the Company is currently unable to determine the range of reasonably possible losses, if any, and believes that the outcomes of such proceedings will have no material financial impact on the Company. No provision for disputed costs has been made in these consolidated financial statements.

As of December 31, 2021, the Company was a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have been adequately provided for or have no material impacts on the Company’s consolidated financial statements as a whole.